UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
12/31/15 (Unaudited)

REPURCHASE AGREEMENTS (30.6%)(a)
				Principal amount	Value

Interest in $100,000,000 joint tri-party repurchase agreement dated 12/31/15 with BMO Capital Markets due 1/4/16 - maturity value of $50,001,444 for an effective yield of 0.260% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.625% to 2.750% and due dates ranging from 7/15/16 to 1/15/25, valued at $102,003,036)				$50,000,000	$50,000,000

Interest in $224,000,000 joint tri-party term repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc. due 1/7/16 - maturity value of $31,001,989 for an effective yield of 0.330% (collateralized by a U.S. Treasury bond with a coupon rate of 2.875% and a due date of 8/15/45, valued at $228,480,020)				31,000,000	31,000,000

Interest in $312,000,000 joint tri-party repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc. due 1/4/16 - maturity value of $102,003,853 for an effective yield of 0.340% (collateralized by a U.S. Treasury note and various mortgage backed securities with coupon rates ranging from 1.750% to 6.500% and due dates ranging from 8/15/23 to 10/15/45, valued at $318,240,063)				102,000,000	102,000,000

Interest in $77,500,000 tri-party repurchase agreement dated 12/31/15 with Goldman, Sachs & Co. due 1/4/16 - maturity value of $77,502,756 for an effective yield of 0.320% (collateralized by various mortgage backed securities with coupon rates ranging from 2.740% to 6.500% and due dates ranging from 12/1/18 to 3/1/45, valued at $79,050,000)				77,500,000	77,500,000

Interest in $50,000,000 tri-party repurchase agreement dated 12/31/15 with J.P. Morgan Securities, LLC due 1/4/16 - maturity value of $50,001,722 for an effective yield of 0.310% (collateralized by a U.S. Treasury note with a coupon rate of 1.375% and a due date of 2/29/20, valued at $51,001,261)				50,000,000	50,000,000

Interest in $302,971,000 joint tri-party repurchase agreement dated 12/31/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/4/16 - maturity value of $102,863,543 for an effective yield of 0.31% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 10/1/25 to 9/1/44, valued at $309,030,420)				102,860,000	102,860,000

Interest in $100,000,000 joint tri-party term repurchase agreement dated 12/29/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 1/5/16 - maturity value of $28,001,633 for an effective yield of 0.300% (collateralized by a mortgage backed security with a coupon rate of 2.500% and a due date of 2/1/30, valued at $102,000,000)				28,000,000	28,000,000

Total repurchase agreements (cost $441,360,000)					$441,360,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (23.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.170	3/10/16		$20,000,000	$19,993,483

Federal Home Loan Banks unsec. discount notes	0.300	3/4/16		5,200,000	5,197,270

Federal Home Loan Banks unsec. discount notes	0.230	2/19/16		40,637,000	40,624,286

Federal Home Loan Banks unsec. discount notes	0.140	2/9/16		3,173,000	3,172,519

Federal Home Loan Banks unsec. discount notes	0.140	2/5/16		2,125,000	2,124,711

Federal Home Loan Banks unsec. discount notes	0.140	1/29/16		11,845,000	11,843,710

Federal Home Loan Banks unsec. discount notes	0.105	1/20/16		10,000,000	9,999,446

Federal Home Loan Mortgage Corporation unsec. discount notes	0.240	3/4/16		30,000,000	29,987,400

Federal Home Loan Mortgage Corporation unsec. discount notes	0.123	2/5/16		59,500,000	59,492,899

Federal Home Loan Mortgage Corporation unsec. discount notes	0.110	1/13/16		38,000,000	37,998,607

Federal Home Loan Mortgage Corporation unsec. discount notes	0.090	1/8/16		2,250,000	2,249,961

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.240	3/8/16		27,562,000	27,549,689

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.180	3/1/16		20,000,000	19,994,000

Federal Home Loan Mortgage Corporation unsec. discount notes Ser. RB	0.240	2/25/16		4,000,000	3,998,533

Federal National Mortgage Association unsec. discount notes	0.200	3/14/16		37,000,000	36,984,994

Federal National Mortgage Association unsec. discount notes	0.130	2/17/16		9,370,000	9,368,410

Federal National Mortgage Association unsec. discount notes	0.284	2/10/16		8,829,000	8,826,215

Federal National Mortgage Association unsec. discount notes	0.130	2/8/16		3,800,000	3,799,479

Federal National Mortgage Association unsec. discount notes	0.130	2/3/16		1,600,000	1,599,809

Federal National Mortgage Association unsec. discount notes	0.130	2/2/16		2,100,000	2,099,757

Total U.S. Government Agency Obligations (cost $336,905,178)					$336,905,178

COMMERCIAL PAPER (18.5%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Chevron Corp.	0.240	3/1/16		$20,000,000	$19,992,000

Credit Agricole Corporate and Investment Bank/New York (France)	0.410	1/22/16		6,500,000	6,498,445

Danske Corp. (Denmark)	0.410	1/7/16		15,000,000	14,998,975

DnB Bank ASA 144A (Norway)	0.230	1/13/16		10,000,000	9,999,233

Export Development Canada (Canada)	0.310	1/21/16		11,500,000	11,498,019

Lloyds Bank PLC (United Kingdom)	0.300	2/1/16		10,000,000	9,997,417

Lloyds Bank PLC (United Kingdom)	0.280	1/4/16		10,000,000	9,999,767

National Australia Bank, Ltd. 144A (Australia)	0.400	3/3/16		15,000,000	14,989,667

Nationwide Building Society (United Kingdom)	0.360	2/4/16		10,000,000	9,996,600

Nationwide Building Society (United Kingdom)	0.242	1/7/16		9,000,000	8,999,637

Nordea Bank AB 144A (Sweden)	0.300	2/2/16		20,000,000	19,994,667

Procter & Gamble Co. (The)	0.340	1/19/16		15,000,000	14,997,450

Prudential PLC (United Kingdom)	0.280	2/8/16		23,000,000	22,993,202

Simon Property Group LP	0.220	1/6/16		2,500,000	2,499,924

Simon Property Group LP 144A	0.260	1/12/16		6,000,000	5,999,523

Skandinaviska Enskilda Banken AB (Sweden)	0.310	2/12/16		10,000,000	9,996,383

Standard Chartered Bank/New York	0.380	2/17/16		14,000,000	13,993,054

Sumitomo Mitsui Banking Corp. 144A (Japan)	0.400	2/18/16		5,000,000	4,997,333

Svenska Handelsbanken AB (Sweden)	0.330	3/7/16		20,000,000	19,987,900

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.300	1/20/16		20,000,000	19,996,833

Wal-Mart Stores, Inc.	0.330	1/11/16		15,000,000	14,998,625

Total commercial paper (cost $267,424,654)					$267,424,654

ASSET-BACKED COMMERCIAL PAPER (9.6%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Chariot Funding, LLC	0.190	1/13/16		$8,000,000	$7,999,493

CHARTA, LLC	0.260	1/22/16		15,000,000	14,997,725

Fairway Finance, LLC (Canada)	0.300	2/22/16		20,000,000	19,991,333

Liberty Street Funding, LLC (Canada)	0.300	1/22/16		17,000,000	16,997,025

Manhattan Asset Funding Co., LLC 144A (Japan)	0.380	1/27/16		10,000,000	9,997,256

MetLife Short Term Funding, LLC 144A	0.240	2/16/16		20,000,000	19,993,867

Old Line Funding, LLC 144A	0.411	1/15/16		13,500,000	13,500,000

Thunder Bay Funding, LLC	0.420	2/22/16		5,000,000	4,996,967

Victory Receivables Corp. (Japan)	0.280	1/21/16		15,000,000	14,997,667

Working Capital Management Co. (Japan)	0.420	1/13/16		8,750,000	8,748,775

Working Capital Management Co. (Japan)	0.420	1/12/16		6,000,000	5,999,230

Total asset-backed commercial paper (cost $138,219,338)					$138,219,338

CERTIFICATES OF DEPOSIT (8.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY	0.270	2/8/16		$20,000,000	$20,000,000

Bank of America, NA FRN	0.404	2/1/16		20,000,000	20,001,526

Canadian Imperial Bank of Commerce/New York, NY	0.230	2/4/16		20,000,000	20,000,000

Citibank, NA	0.500	3/8/16		15,625,000	15,625,000

Credit Suisse AG/New York, NY FRN	0.561	1/4/16		6,300,000	6,300,058

National Bank of Canada/New York, NY FRN	0.521	1/15/16		14,500,000	14,500,452

Royal Bank of Canada/New York, NY FRN (Canada)	0.419	1/7/16		15,000,000	15,000,170

Westpac Banking Corp./NY FRN (Australia)	0.572	2/25/16		15,000,000	15,000,759

Total certificates of deposit (cost $126,427,965)					$126,427,965

U.S. TREASURY OBLIGATIONS (6.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury Notes FRN(k)	0.344	1/31/17		$21,000,000	$20,999,539

U.S. Treasury Notes FRN(k)	0.330	7/31/16		17,750,000	17,750,308

U.S. Treasury Notes FRN(k)	0.329	4/30/16		17,950,000	17,950,197

U.S. Treasury Notes FRN(k)	0.313	10/31/16		18,000,000	18,000,076

U.S. Treasury Notes FRN(k)	0.305	1/31/16		23,650,000	23,649,702

Total U.S. treasury obligations (cost $98,349,822)					$98,349,822

TIME DEPOSITS (1.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group Ltd./Cayman Islands (Cayman Islands)	0.200	1/4/16		$13,000,000	$13,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.250	1/4/16		6,500,000	6,500,000

Total time deposits (cost $19,500,000)					$19,500,000

MUNICIPAL BONDS AND NOTES (1.0%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

University of Chicago Commercial Paper, Ser. A	0.400	2/4/16		$10,150,000	$10,146,168

University of Chicago Commercial Paper, Ser. A	0.280	1/7/16		5,000,000	4,999,764

Total municipal bonds and notes (cost $15,145,932)					$15,145,932

TOTAL INVESTMENTS

Total investments (cost $1,443,332,889)(b)					$1,443,332,889

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,442,839,704.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.7%
	Canada	5.8
	United Kingdom	4.3
	Sweden	3.5
	Japan	3.1
	Australia	2.1
	Cayman Islands	1.4
	Denmark	1.0
	Norway	0.7
	France	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$138,219,338	$—
Certificates of deposit	—	126,427,965	—
Commercial paper	—	267,424,654	—
Municipal bonds and notes	—	15,145,932	—
Repurchase agreements	—	441,360,000	—
Time deposits	—	19,500,000	—
U.S. government agency obligations	—	336,905,178	—
U.S. treasury obligations	—	98,349,822	—

Totals by level	$—	$1,443,332,889	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		BMO Capital Markets	Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$50,000,000	$133,000,000	$77,500,000	$50,000,000	$130,860,000	$441,360,000

	Total Assets	$50,000,000	$133,000,000	$77,500,000	$50,000,000	$130,860,000	$441,360,000

	Total Financial and Derivative Net Assets	$50,000,000	$133,000,000	$77,500,000	$50,000,000	$130,860,000	$441,360,000
	Total collateral received (pledged)##†	$50,000,000	$133,000,000	$77,500,000	$50,000,000	$130,860,000
	Net amount	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016